REVENUES (Schedule of Remaining Performance Obligations) (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied performance obligations	$ 8,770
Remainder of 2019 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied performance obligations	16,114
2020 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied performance obligations	10,330
2021 and thereafter [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied performance obligations	$ 6,265